SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS OF WARRANT (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)	2 years 11 months 8 days	2 years 6 months 10 days
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.03	0.05
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.017	0.016
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		2.21	0.53
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		132	214
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (in years)		3 years	3 years
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0	0